UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Annual Report
September 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Floating Rate High Income Fund	-1.69%	3.63%	3.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Floating Rate High Income Fund on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Morningstar® LSTA® US Performing Loans performed over the same period.

15,500
15,000
14,000
13,000
12,000
11,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values

$14,495 Fidelity® Series Floating Rate High Income Fund

$14,463 Morningstar® LSTA® US Performing Loans

Effective August, 29, 2022, the S&P ® /LSTA Leveraged Performing Loan Index was re-branded as Morningstar ® LSTA ® US Performing Loans.

Management's Discussion of Fund Performance
Market Recap:
Floating-rate bank loans returned -2.61% for the 12 months ending September 30, 2022, as measured by the Morningstar LSTA US Performing Loans. Despite the negative performance, loans outpaced nearly all other fixed-income categories in a turbulent period of rising interest rates and widening credit spreads. Loans registered modest gains early on, aided by solid demand and receding coronavirus concerns. After posting a positive result in January, loan prices turned lower in February, reflecting a retreat from risk assets amid Russia's invasion of Ukraine. Following marginal gains in March and April, the market context changed markedly in May. Loans declined sharply amid mounting concerns about rising inflation, higher interest rates and tighter monetary policy. The asset class fell further in June, as investors shifted their focus to risks of slowing economic growth as the U.S. Federal Reserve announced plans for larger rate increases. Loans rebounded robustly in July and August on expectations for a shallower tightening cycle from the Fed, better-than-expected corporate earnings growth and a decade low for supply. The strong run stalled in September, as investors concluded that tightening monetary conditions and additional rate hikes could push the U.S. economy into a recession. Nearly all groups in the fund's benchmark declined. Home furnishings (-14%), radio & television (-6%), all telecom (-5%), and health care (-5%) were the biggest laggards. Conversely, oil & gas (+3%), utilities (+2%), aerospace & defense (0%), and lodging & casinos (0%) notably outperformed. From a credit-rating perspective, lower-quality loans substantially lagged the index, reflecting investor risk aversion during much of the period. Higher-quality credits outperformed.
Comments from Co-Managers Eric Mollenhauer, Kevin Nielsen and Chandler Perine:
For the fiscal year ending September 30, 2022, the fund returned -1.69%, outperforming the -2.61% result of the benchmark Morningstar LSTA US Performing Loans. The fund's core allocation to floating-rate leveraged loans returned -2.16% and contributed to performance versus the benchmark. By industry, the primary contributors to performance versus the benchmark were security picks and an overweighting in oil & gas. Security selection and an underweighting in health care and security picks in nonferrous metals/minerals also bolstered the fund's relative result. Our top individual relative contributor was a non-benchmark stake in Murray Energy (+131%). The fund's out-of-benchmark stake in Chesapeake Energy gained roughly 67%. Avoiding Envision Healthcare, a benchmark component that returned -52%, aided relative performance. Conversely, the largest detractors from performance versus the benchmark were security selection and an underweighting in industrial equipment. Security selection in cable & satellite television and insurance also hampered the fund's relative result. Our largest individual relative detractor was an out-of-benchmark stake in TNT Crane (-56%). Also hurting performance was our overweighting in Diamond Sports, which returned about -55%. Another notable relative detractor was an outsized stake in Altice Financial (-12%), which was among the biggest holdings in the fund. By quality, security selection in bonds unrated bonds added the most value versus the benchmark, while security choices and positioning among BB-rated bonds hurt the most. Notable changes in positioning include decreased exposure to the all telecom industry and a higher allocation to leisure goods/activities/movies.
Note to shareholders:
On October 1, 2022, Chandler Perine assumed co-management responsibilities for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Bass Pro Group LLC	2.7
Asurion LLC	1.7
Caesars Resort Collection LLC	1.4
Fertitta Entertainment LLC NV	1.0
Intelsat Jackson Holdings SA	1.0
Athenahealth Group, Inc.	0.9
TransDigm, Inc.	0.9
Charter Communication Operating LLC	0.8
Peraton Corp.	0.8
Rivian Holdco & Rivian LLC & Rivian Automotive LLC	0.8
12.0

Market Sectors (% of Fund's net assets)

Technology	15.7
Services	8.4
Telecommunications	5.7
Gaming	5.6
Healthcare	5.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 10%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Bank Loan Obligations - 86.0%
	Principal Amount (a)	Value ($)
Aerospace - 1.0%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 8.8019% 3/19/26 (b)(c)(d)	522,625	477,225
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.81% 12/31/27 (b)(c)(d)	283,460	270,705
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 5/30/25 (b)(c)(d)	937,651	898,307
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (b)(c)(d)	364,688	348,838
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 8/22/24 (b)(c)(d)	199,741	194,402
TOTAL AEROSPACE		2,189,477
Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.4599% 4/20/28 (b)(c)(d)	455,000	439,985
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (b)(c)(d)	384,038	364,494
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/8/26 (b)(c)(d)	260,426	239,647
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/4/26 (b)(c)(d)	140,014	128,842
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.4057% 11/23/28 (b)(c)(d)(e)	345,000	332,350
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.7771% 7/2/27 (b)(c)(d)	883,500	885,550
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (b)(c)(d)	430,000	430,335
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (b)(c)(d)	503,865	480,002
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.9934% 12/11/26 (b)(c)(d)	122,288	107,339
TOTAL AIR TRANSPORTATION		3,408,544
Automotive & Auto Parts - 1.2%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.3053% 3/5/28 (b)(c)(d)	307,058	277,758
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 3/16/29 (b)(c)(d)	94,525	90,666
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 4/30/26 (b)(c)(d)	252,784	238,565
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.3406% 6/3/28 (b)(c)(d)	720,692	632,104
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (b)(c)(d)	560,025	534,359
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 12/17/28 (b)(c)(d)	421,813	358,891
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.8684% 2/8/28 (b)(c)(d)	150,000	131,813
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 1/29/28 (b)(c)(d)	453,100	393,821
TOTAL AUTOMOTIVE & AUTO PARTS		2,657,977
Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6486% 2/27/28 (b)(c)(d)	792,925	768,939
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.7841% 4/9/27 (b)(c)(d)	268,581	252,915
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.8841% 2/18/29 (b)(c)(d)	432,825	350,588
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (b)(c)(d)	248,750	230,094
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 12/1/28 (b)(c)(d)	183,613	179,114
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 5.3841% 12/16/28 (b)(c)(d)(e)	183,613	178,104
TOTAL BANKS & THRIFTS		1,959,754
Broadcasting - 1.9%
AppLovin Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 8/15/25 (b)(c)(d)	735,420	709,989
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.6955% 5/25/26 (b)(c)(d)	244,748	234,040
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.9455% 8/24/26 (b)(c)(d)	1,668,690	318,236
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.6121% 12/1/28 (b)(c)(d)(e)	615,350	547,662
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 9/19/26 (b)(c)(d)	487,954	480,459
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.62% 9/30/26 (b)(c)(d)	465,600	439,992
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.5239% 8/14/26 (b)(c)(d)	348,261	337,291
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (b)(c)(d)	144,638	140,660
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.7739% 3/24/26 (b)(c)(d)	241,301	228,594
1 month U.S. LIBOR + 3.250% 6.3653% 1/31/29 (b)(c)(d)	815,900	778,418
TOTAL BROADCASTING		4,215,341
Building Materials - 2.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (b)(c)(d)	553,000	405,919
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 3.1153% 10/1/26 (b)(c)(d)	107,536	104,660
1 month U.S. LIBOR + 2.750% 5.8653% 1/3/29 (b)(c)(d)	126,448	122,918
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 12/22/28 (b)(c)(d)	189,619	177,293
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(f)	39,429	36,866
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (b)(c)(d)	1,586,025	1,298,161
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1532% 4/29/29 (b)(c)(d)	370,000	338,243
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 7.3841% 4/1/29 (b)(c)(d)(e)	139,650	133,017
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3059% 6/4/28 (b)(c)(d)	655,489	603,594
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.6751% 9/22/28 (b)(c)(d)	161,351	156,259
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 5.9499% 9/27/24 (b)(c)(d)	256,161	249,757
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/7/28 (b)(c)(d)	391,050	365,468
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7841% 10/19/27 (b)(c)(d)	481,456	449,559
TOTAL BUILDING MATERIALS		4,441,714
Cable/Satellite TV - 2.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.87% 2/1/27 (b)(c)(d)	1,902,028	1,827,526
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 5.0677% 1/31/28 (b)(c)(d)	775,000	743,806
CSC Holdings LLC:
Tranche B 5LN, term loan 1 month U.S. LIBOR + 2.500% 5.3177% 4/15/27 (b)(c)(d)	355,777	331,986
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 5.0677% 1/15/26 (b)(c)(d)	482,500	450,534
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.1153% 8/2/27 (b)(c)(d)	787,150	731,365
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5677% 9/25/28 (b)(c)(d)	305,000	294,325
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.5559% 7/31/25 (b)(c)(d)	23,514	21,398
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.9051% 8/14/26 (b)(c)(d)	210,857	190,826
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 5.3177% 1/31/28 (b)(c)(d)	500,000	476,390
TOTAL CABLE/SATELLITE TV		5,068,156
Capital Goods - 0.5%
CPM Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.814% 11/15/26 (b)(c)(d)	107,727	102,341
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.4899% 1/24/29 (b)(c)(d)	341,000	327,077
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.1153% 9/20/26 (b)(c)(d)	442,047	433,759
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 11.0271% 4/16/25 (b)(c)(d)(e)	202,056	190,438
TOTAL CAPITAL GOODS		1,053,615
Chemicals - 2.4%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 9/30/28 (b)(c)(d)	376,957	346,959
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(f)	55,446	51,034
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 10.834% 11/24/28 (b)(c)(d)	135,000	122,175
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.084% 11/24/27 (b)(c)(d)	493,416	453,326
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.2969% 8/29/29 (b)(c)(d)	155,000	154,290
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/17/28 (b)(c)(d)	91,547	83,766
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (b)(c)(d)(e)	370,313	353,648
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (c)(d)	465,000	424,313
Element Solutions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 1/31/26 (b)(c)(d)	361,022	357,787
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.3919% 5/27/28 (b)(c)(d)	248,741	219,514
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/3/28 (b)(c)(d)	325,894	289,231
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7.4125% 3/15/29 (b)(c)(d)	648,375	550,470
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 10.5559% 2/9/30 (b)(c)(d)(e)	170,000	137,700
ICP Group Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 12/29/27 (b)(c)(d)	270,875	210,153
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.8467% 12/1/26 (b)(c)(d)	163,763	140,836
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (b)(c)(d)	436,700	397,397
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.8653% 10/1/25 (b)(c)(d)	519,416	486,303
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.87% 4/3/25 (b)(c)(d)	577,698	538,992
TOTAL CHEMICALS		5,317,894
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.6955% 2/7/29 (b)(c)(d)(e)	349,125	322,941
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1153% 6/11/26 (b)(c)(d)	242,653	230,116
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 5/23/27 (b)(c)(d)	201,894	192,809
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.2475% 11/8/27 (b)(c)(d)	492,500	468,313
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.5552% 9/29/28 (b)(c)(d)	426,775	392,420
Energizer Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3125% 12/16/27 (b)(c)(d)	359,525	342,897
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 12/21/25 (b)(c)(d)	234,393	220,721
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8196% 12/22/26 (b)(c)(d)	516,434	477,129
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.4327% 9/24/28 (b)(c)(d)	366,300	320,146
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (b)(c)(d)	715,938	574,182
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 3/4/28 (b)(c)(d)	329,975	310,899
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.5696% 10/20/28 (b)(c)(d)	253,725	169,151
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.375% 8/5/28 (b)(c)(d)	250,000	227,500
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 6/29/28 (b)(c)(d)	88,350	69,190
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0288% 6/29/28 (b)(c)(d)(f)	11,650	9,123
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	337,402	286,623
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.3153% 12/21/27 (b)(c)(d)	399,671	376,690
TOTAL CONSUMER PRODUCTS		4,990,850
Containers - 2.4%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 3/3/28 (b)(c)(d)	512,930	480,744
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.916% 3/11/28 (b)(c)(d)	88,653	83,289
1 month U.S. LIBOR + 3.750% 6.3817% 3/11/28 (b)(c)(d)	765,402	721,392
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1776% 7/1/26 (b)(c)(d)	473,358	457,718
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8653% 12/21/26 (b)(c)(d)	243,750	238,875
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 12/1/27 (b)(c)(d)	461,775	437,246
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 8/4/27 (b)(c)(d)	767,148	729,205
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (b)(c)(d)	315,200	266,344
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.8059% 7/31/26 (b)(c)(d)	243,125	230,969
1 month U.S. LIBOR + 4.000% 6.8059% 8/1/26 (b)(c)(d)	247,500	234,506
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 1/30/27 (b)(c)(d)	593,383	570,294
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 9/24/28 (b)(c)(d)	425,700	407,076
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 8/12/28 (b)(c)(d)	302,713	291,110
TOTAL CONTAINERS		5,148,768
Diversified Financial Services - 2.3%
ACNR Holdings, Inc. term loan 19.084% 9/16/25 (b)(d)(e)	62,252	62,252
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 2/4/28 (b)(c)(d)	274,266	262,903
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.6441% 10/15/26 (b)(c)(d)	371,360	327,495
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.500% 7.0532% 10/31/26 (b)(c)(d)	412,924	395,226
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 1/27/27 (b)(c)(d)	183,150	173,077
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 7/12/28 (b)(c)(d)	242,503	233,288
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 6/27/25 (b)(c)(d)	92,105	91,012
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 6/24/28 (b)(c)(d)	123,495	119,328
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 7/3/24 (b)(c)(d)	431,635	420,365
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 9/24/27 (b)(c)(d)	314,412	295,547
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.762% 3/1/25 (b)(c)(d)	471,887	454,488
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7317% 4/21/28 (b)(c)(d)	311,850	288,268
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3125% 9/1/27 (b)(c)(d)(e)	364,471	351,714
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 9.3653% 11/5/29 (b)(c)(d)	220,000	207,167
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5511% 9/29/24 (b)(c)(d)	115,400	111,265
TransUnion LLC Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 11/16/26 (b)(c)(d)	423,495	407,826
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.52% 4/29/26 (b)(c)(d)	350,031	335,740
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8.422% 2/9/27 (b)(c)(d)	468,825	444,212
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,981,173
Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.0534% 10/28/27 (b)(c)(d)	835,125	742,568
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.2032% 2/10/27 (b)(c)(d)	1,116,195	961,323
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/26 (b)(c)(d)	1,358,942	1,269,483
TOTAL DIVERSIFIED MEDIA		2,973,374
Energy - 3.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8949% 11/14/26 (b)(c)(d)	396,842	377,000
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.2077% 10/14/27 (b)(c)(d)	427,798	401,775
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.0139% 5/21/25 (b)(c)(d)	268,077	257,890
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 3/17/28 (b)(c)(d)(e)	276,500	262,675
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 9.3653% 3/28/24 (b)(c)(d)	1,023,275	1,022,763
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 6/4/28 (b)(c)(d)	1,346,844	1,297,455
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (b)(c)(d)	311,935	290,296
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (b)(c)(d)	300,825	279,957
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (b)(c)(d)	139,510	114,747
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (b)(c)(d)(e)	237,500	222,063
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 9/29/28 (b)(c)(d)	555,648	546,202
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.3653% 7/18/25 (b)(c)(d)	673,553	641,141
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.4241% 3/25/28 (b)(c)(d)	316,836	302,103
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 1/23/27 (b)(c)(d)	651,822	632,267
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (b)(c)(d)	363,750	350,411
TOTAL ENERGY		6,998,745
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.6153% 9/1/27 (b)(c)(d)	190,000	175,513
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.6153% 9/1/27 (b)(c)(d)	200,000	184,750
SMG U.S. Midco 2, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 1/23/25 (b)(c)(d)	317,436	302,094
TOTAL ENTERTAINMENT/FILM		662,357
Environmental - 0.6%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 10/8/28 (b)(c)(d)	143,913	142,504
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 11/30/28 (b)(c)(d)	402,663	389,649
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 11/30/28 (b)(c)(d)	30,314	29,334
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (b)(c)(d)	720,875	664,618
TOTAL ENVIRONMENTAL		1,226,105
Food & Drug Retail - 0.4%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 8/1/29 (b)(c)(d)	185,000	178,525
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 1/29/27 (b)(c)(d)	286,730	270,028
GOBP Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 10/22/25 (b)(c)(d)	186,543	182,346
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3059% 11/20/25 (b)(c)(d)	462,505	343,179
TOTAL FOOD & DRUG RETAIL		974,078
Food/Beverage/Tobacco - 1.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.8653% 10/1/26 (b)(c)(d)	80,000	66,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 10/1/25 (b)(c)(d)	136,977	119,470
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (b)(c)(d)	418,950	383,163
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6532% 1/24/30 (b)(c)(d)	185,000	167,425
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 10/23/27 (b)(c)(d)	269,438	244,685
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.3684% 5/16/29 (b)(c)(d)	390,000	372,774
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 9/23/27 (b)(c)(d)	586,142	542,809
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/31/28 (b)(c)(d)	780,126	698,322
TOTAL FOOD/BEVERAGE/TOBACCO		2,594,748
Gaming - 5.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9349% 10/1/28 (b)(c)(d)	898,213	809,011
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/20/25 (b)(c)(d)	1,109,900	1,091,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.8653% 12/22/24 (b)(c)(d)	2,014,332	1,964,175
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.12% 3/17/28 (b)(c)(d)	295,500	285,651
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3653% 9/21/28 (b)(c)(d)	347,375	335,217
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.0341% 1/27/29 (b)(c)(d)	2,375,080	2,199,419
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/4/28 (c)(d)	150,000	146,226
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.09% 10/20/24 (b)(c)(d)	582,519	575,529
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.1741% 3/16/27 (b)(c)(d)	276,500	268,551
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 4/26/28 (b)(c)(d)	282,150	266,810
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 5/29/26 (b)(c)(d)	295,299	286,440
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 3/11/28 (b)(c)(d)	267,896	256,084
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.9062% 4/7/29 (b)(c)(d)	453,863	440,020
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 5.6165% 4/4/29 (b)(c)(d)	490,000	452,740
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.8919% 7/16/26 (b)(c)(d)	895,132	859,998
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.37% 2/7/27 (b)(c)(d)	650,447	621,040
TOTAL GAMING		10,858,886
Healthcare - 5.2%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 8/23/28 (b)(c)(d)	297,673	283,069
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 11/6/27 (b)(c)(d)	453,113	440,158
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 7.9803% 2/12/28 (b)(c)(d)	170,000	158,950
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.4639% 12/13/26 (b)(c)(d)	657,214	616,684
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.314% 8/1/27 (b)(c)(d)	597,904	567,638
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 11/1/28 (b)(c)(d)	338,300	319,995
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (b)(c)(d)	1,386,430	1,318,148
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.875% 3/15/28 (b)(c)(d)	280,725	268,971
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 5.8859% 1/6/29 (b)(c)(d)	318,400	309,778
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 5/4/28 (b)(c)(d)	518,438	504,180
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/5/28 (b)(c)(d)	1,224,748	1,181,882
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5519% 10/14/28 (b)(c)(d)	524	496
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.5532% 10/19/27 (b)(c)(d)	589,004	569,496
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 8/31/26 (b)(c)(d)	276,686	231,954
2LN, term loan 1 month U.S. LIBOR + 8.250% 11.3653% 8/30/27 (b)(c)(d)	180,000	152,550
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 10/23/28 (b)(c)(d)	561,988	515,798
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (b)(c)(d)	629,097	613,369
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 11/30/27 (b)(c)(d)	369,375	350,289
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 3/31/27 (b)(c)(d)	473,117	414,569
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (b)(c)(d)	889,640	847,382
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (b)(c)(d)	319,145	311,486
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.51% 8/31/26 (b)(c)(d)	241,237	228,572
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.814% 10/1/28 (b)(c)(d)	628,650	589,359
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0648% 11/20/26 (b)(c)(d)	520,289	481,267
TOTAL HEALTHCARE		11,276,040
Homebuilders/Real Estate - 0.6%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 8/21/25 (b)(c)(d)	612,745	584,516
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.7841% 1/30/27 (b)(c)(d)	460,489	419,211
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.7841% 1/30/27 (b)(c)(d)	26,045	23,710
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1341% 9/1/27 (b)(c)(d)(e)	288,777	278,669
TOTAL HOMEBUILDERS/REAL ESTATE		1,306,106
Hotels - 1.8%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.7434% 2/1/26 (b)(c)(d)	92,656	82,464
ASP LS Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (b)(c)(d)	371,250	311,620
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.0519% 9/9/26 (b)(c)(d)	165,096	159,868
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (b)(c)(d)	405,663	367,125
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(d)	461,513	402,287
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 8/2/28 (b)(c)(d)	1,263,198	1,220,173
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.834% 6/21/26 (b)(c)(d)	126,445	122,125
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 8/31/25 (b)(c)(d)	178,650	169,718
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 11.86% 6/23/26 (b)(c)(d)	256,750	226,369
Travelport Finance Luxembourg SARL 1LN, term loan 1 month U.S. LIBOR + 3.750% 12.4241% 2/28/25 (b)(c)(d)	766,549	757,289
TOTAL HOTELS		3,819,038
Insurance - 3.8%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.6153% 2/13/27 (b)(c)(d)	1,127,299	1,028,187
1 month U.S. LIBOR + 4.250% 7.3653% 2/15/27 (b)(c)(d)	263,013	246,574
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 5/10/25 (b)(c)(d)	446,846	427,507
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 5/9/25 (b)(c)(d)	241,875	231,494
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 2/19/28 (b)(c)(d)	592,581	565,778
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 2/13/27 (b)(c)(d)	442,488	418,151
Asurion LLC:
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 11/3/24 (b)(c)(d)	478,750	446,913
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 8.3653% 1/31/28 (b)(c)(d)	1,005,000	753,750
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 8.3653% 1/20/29 (b)(c)(d)	525,000	399,000
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 12/23/26 (b)(c)(d)	982,500	830,831
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 7/31/27 (b)(c)(d)	595,925	501,471
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9817% 4/25/25 (b)(c)(d)	851,091	818,647
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7663% 4/25/25 (b)(c)(d)	771,183	740,498
USI, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 12/2/26 (b)(c)(d)	121,566	116,804
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.4241% 5/16/24 (b)(c)(d)	650,139	631,720
TOTAL INSURANCE		8,157,325
Leisure - 3.1%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 8/17/28 (b)(c)(d)	357,647	346,023
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 11/24/28 (b)(c)(d)(e)	208,950	202,682
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (b)(c)(d)	709,638	673,567
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 9/9/23 (c)(d)	187,388	190,720
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	365,618	151,274
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (b)(c)(d)	113,933	121,623
15.25% 5/23/24 (d)	189,202	224,157
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 10.000% 9/9/23 (c)(d)	15,747	16,027
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.6153% 2/1/24 (b)(c)(d)	1,540,956	1,519,767
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 10.6741% 9/8/24 (b)(c)(d)	250,000	164,745
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 6.6741% 3/8/24 (b)(c)(d)	708,937	534,950
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.88% 8/27/28 (b)(c)(d)	188,100	183,046
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8.9904% 12/14/26 (b)(c)(d)(e)	380,625	373,013
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.125% 5/12/28 (b)(c)(d)	290,814	267,549
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.1741% 5/10/26 (b)(c)(d)	112,007	100,246
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 8/25/28 (b)(c)(d)	297,000	284,502
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.6153% 12/21/25 (b)(c)(d)	361,875	296,376
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.6153% 1/4/26 (b)(c)(d)	370,025	367,094
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 12/30/26 (b)(c)(d)	608,380	533,093
2LN, term loan 3 month U.S. LIBOR + 8.500% 12.1741% 12/30/27 (b)(c)(d)	125,000	119,375
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.1741% 12/30/26 (b)(c)(d)(e)	132,300	126,347
TOTAL LEISURE		6,796,176
Paper - 0.7%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 7.3091% 4/13/29 (b)(c)(d)	1,521,188	1,432,670
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 3/1/28 (b)(c)(d)	168,296	105,745
TOTAL PAPER		1,538,415
Publishing/Printing - 0.8%
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 11.4241% 6/16/26 (b)(c)(d)	446,928	309,127
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 11.4273% 3/13/25 (b)(c)(d)(e)	332,350	325,703
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 1/28/29 (b)(c)(d)	199,000	186,811
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0753% 8/29/25 (b)(c)(d)	341,027	327,385
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 7/8/28 (b)(c)(d)	282,863	265,418
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 1/7/28 (b)(c)(d)	337,875	326,171
TOTAL PUBLISHING/PRINTING		1,740,615
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0429% 4/6/28 (b)(c)(d)	292,050	266,131
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 11/23/28 (b)(c)(d)	253,725	237,740
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (b)(c)(d)	347,497	321,056
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (b)(c)(d)	129,271	119,435
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.6741% 12/30/26 (b)(c)(d)	521,625	506,331
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/22/28 (b)(c)(d)	431,738	391,396
TOTAL RAILROAD		1,842,089
Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8706% 11/19/26 (b)(c)(d)	351,662	335,524
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.1875% 6/29/29 (b)(c)(d)	225,000	218,999
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 11/22/28 (b)(c)(d)	153,838	142,915
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.5696% 3/1/26 (b)(c)(d)	361,875	318,450
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.8032% 4/1/29 (b)(c)(d)	184,075	178,706
TOTAL RESTAURANTS		1,194,594
Services - 7.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.1341% 12/20/29 (b)(c)(d)	210,000	196,875
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 12/21/28 (b)(c)(d)	768,075	733,189
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0519% 8/12/28 (b)(c)(d)	76,559	75,746
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 9/7/28 (b)(c)(d)(e)	213,388	207,519
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0696% 11/16/28 (b)(c)(d)	158,800	151,059
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5696% 11/16/28 (b)(c)(d)	313,425	295,795
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 5/14/28 (b)(c)(d)	594,497	521,374
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.2443% 7/9/28 (b)(c)(d)	420,750	396,856
Aramark Services, Inc. Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 3/11/25 (b)(c)(d)	114,325	110,324
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/10/28 (b)(c)(d)	421,813	388,489
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1341% 8/17/28 (b)(c)(d)	999,935	849,525
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9468% 6/21/24 (b)(c)(d)	1,317,038	1,143,031
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.7841% 6/9/29 (b)(c)(d)	100,000	96,708
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 2/7/26 (b)(c)(d)	471,806	458,832
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 9/30/28 (b)(c)(d)	202,577	194,178
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.625% 6/2/28 (b)(c)(d)	999,900	747,425
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3052% 8/16/28 (b)(c)(d)	168,725	157,758
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 7/19/28 (b)(c)(d)	504,900	448,417
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5559% 8/1/26 (b)(c)(d)	261,114	254,425
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.1153% 3/29/25 (b)(c)(d)	449,721	431,030
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (b)(c)(d)	190,000	153,307
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.39% 3/3/28 (b)(c)(d)	195,802	186,431
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.5625% 3/10/26 (b)(c)(d)	511,426	476,481
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.7841% 4/29/29 (b)(c)(d)	275,000	257,813
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.1699% 6/30/28 (b)(c)(d)	139,296	127,456
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (b)(c)(d)	517,232	501,068
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 12/1/27 (b)(c)(d)	369,375	350,773
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/5/28 (b)(c)(d)	334,917	299,610
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 3/26/28 (b)(c)(d)	956,823	886,018
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (b)(c)(d)	268,125	250,027
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 2/21/25 (b)(c)(d)	701,408	661,372
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.1333% 10/1/28 (b)(c)(d)	148,676	141,242
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 7.7977% 1/23/27 (b)(c)(d)	690,900	657,509
CME Term SOFR 1 Month Index + 4.000% 7.3925% 2/16/29 (b)(c)(d)	159,600	152,019
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (b)(c)(d)(e)	200,000	182,000
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/6/25 (b)(c)(d)	330,813	267,793
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.625% 12/10/26 (b)(c)(d)(e)	557,622	532,529
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/27 (b)(c)(d)	66,619	59,485
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/27 (b)(c)(d)	106,194	94,823
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/3/28 (b)(c)(d)	553,000	405,764
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (b)(c)(d)	1,473,750	1,289,222
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 10.2403% 3/23/27 (b)(c)(d)	255,096	251,058
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.5696% 4/4/25 (b)(c)(d)	143,769	140,415
1 month U.S. LIBOR + 3.500% 6.5696% 2/25/27 (b)(c)(d)	495,243	481,802
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7032% 1/21/29 (b)(c)(d)	203,463	196,850
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8/9/29 (c)(d)	215,000	209,356
TOTAL SERVICES		17,070,778
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.1954% 6/30/27 (b)(c)(d)	346,610	311,949
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.6039% 1/24/27 (b)(c)(d)	482,596	462,327
Super Retail - 4.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.314% 11/6/27 (b)(c)(d)	461,719	450,947
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2771% 7/24/28 (b)(c)(d)	253,088	193,754
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/5/28 (b)(c)(d)	6,387,686	5,886,231
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.7731% 2/3/24 (b)(c)(d)	282,822	282,418
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.6849% 4/1/28 (b)(c)(d)	277,194	219,122
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 10/19/27 (b)(c)(d)	982,500	886,706
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 11/8/24 (b)(c)(d)	232,748	223,729
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 10/20/28 (b)(c)(d)	465,300	411,209
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.3841% 10/20/28 (b)(c)(d)	450,000	408,515
TOTAL SUPER RETAIL		8,962,631
Technology - 15.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5378% 3/10/27 (b)(c)(d)(e)	269,595	262,855
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (b)(c)(d)	240,365	229,789
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (b)(c)(d)	795,519	628,627
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3196% 4/23/26 (b)(c)(d)	359,112	342,280
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 12/4/27 (b)(c)(d)	169,608	152,118
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.5756% 2/15/29 (b)(c)(d)	1,902,045	1,700,428
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(f)	323,188	288,930
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.085% 5/13/29 (b)(c)(d)	342,744	333,034
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 10/31/26 (b)(c)(d)	498,191	480,754
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 10/31/26 (b)(c)(d)	582,190	562,326
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (b)(c)(d)	1,005,000	966,287
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.314% 7/1/29 (b)(c)(d)	685,000	662,169
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.3653% 4/4/26 (b)(c)(d)	883,134	813,587
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 9/30/28 (b)(c)(d)	655,050	610,834
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.9027% 10/16/26 (b)(c)(d)	909,380	865,429
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.9027% 2/19/29 (b)(c)(d)	305,000	283,345
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 9.8653% 3/31/29 (b)(c)(d)	95,000	88,034
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/31/28 (b)(c)(d)	409,826	381,138
Emerald TopCo, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/25/26 (b)(c)(d)	72,820	66,084
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.6836% 7/6/29 (b)(c)(d)	640,000	634,310
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8/3/29 (c)(d)	225,000	212,344
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 8/10/27 (b)(c)(d)	366,563	354,726
Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 2/15/24 (b)(c)(d)	284,330	280,918
Hyland Software, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/1/24 (b)(c)(d)	662,005	639,583
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (b)(c)(d)	1,280,933	1,250,191
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 12/1/27 (b)(c)(d)	462,950	445,589
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.4179% 6/5/25 (b)(c)(d)	172,845	169,551
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 6/9/29 (b)(c)(d)	94,763	88,958
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.3621% 3/1/29 (b)(c)(d)	179,550	163,294
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 9/15/24 (b)(c)(d)	608,772	578,638
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 8.7053% 2/23/29 (b)(c)(d)	250,000	233,543
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 9/15/24 (b)(c)(d)	523,606	497,996
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.8684% 8/17/29 (b)(c)(d)	680,000	661,810
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 12/10/28 (b)(c)(d)	164,175	152,272
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.53% 9/4/26 (b)(c)(d)	85,000	81,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.37% 9/5/25 (b)(c)(d)	331,200	322,092
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 4.8475% 9/12/29 (b)(c)(d)	1,205,000	1,156,198
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.3455% 7/30/28 (b)(c)(d)	304,238	281,992
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.1341% 11/10/27 (b)(c)(d)	375,212	355,202
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 2/1/28 (b)(c)(d)	1,808,111	1,710,473
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (b)(c)(d)	231,475	220,480
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (b)(c)(d)	1,093,030	1,006,199
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.6153% 5/30/26 (b)(c)(d)	363,750	344,653
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (b)(c)(d)	888,725	832,806
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.6167% 2/15/28 (b)(c)(d)	1,162,670	824,287
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/22/28 (b)(c)(d)	702,900	657,408
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 9/30/28 (b)(c)(d)	375,852	237,726
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.3653% 5/31/25 (b)(c)(d)	476,732	452,300
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1465% 3/1/27 (b)(c)(d)(e)	995,000	972,613
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.8653% 6/21/24 (b)(c)(d)	309,017	301,292
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1741% 10/7/27 (b)(c)(d)	649,164	623,198
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 4/16/25 (b)(c)(d)	324,454	313,387
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 4/16/25 (b)(c)(d)	263,390	254,406
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 4/16/25 (b)(c)(d)	531,364	514,758
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 1/31/27 (b)(c)(d)	224,114	216,645
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 6.0341% 8/31/28 (b)(c)(d)	636,108	618,456
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 5/1/24 (b)(c)(d)	100,728	99,469
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.064% 9/28/24 (b)(c)(d)	161,092	157,870
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 5/4/26 (b)(c)(d)	1,019,619	969,913
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (b)(c)(d)	996,946	946,271
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (b)(c)(d)	730,000	686,200
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 8/27/25 (b)(c)(d)	514,172	497,461
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.1184% 1/13/29 (b)(c)(d)	600,000	573,564
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 4/6/28 (b)(c)(d)	277,200	240,701
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 3/27/28 (b)(c)(d)	365,058	355,202
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 2/28/27 (b)(c)(d)	516,750	499,310
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 10/30/27 (b)(c)(d)	338,696	273,602
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.064% 9/30/26 (b)(c)(d)	231,864	222,951
TOTAL TECHNOLOGY		33,902,456
Telecommunications - 4.4%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.262% 1/31/26 (b)(c)(d)	476,250	444,698
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.0677% 11/30/27 (b)(c)(d)	210,286	200,955
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.62% 12/12/26 (b)(c)(d)	272,127	252,569
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.625% 10/2/27 (b)(c)(d)	264,182	227,527
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.314% 4/27/27 (b)(c)(d)	212,363	204,399
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (b)(c)(d)	1,285,425	1,192,232
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (b)(c)(d)	491,748	348,989
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (b)(c)(d)	1,857,044	1,738,658
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 3/1/27 (b)(c)(d)	354,918	336,561
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 3/15/27 (b)(c)(d)	121,080	109,899
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.7434% 4/30/27 (b)(c)(d)	696,434	665,673
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.386% 8/1/29 (b)(c)(d)	415,000	332,000
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 9/25/26 (b)(c)(d)	439,298	405,420
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (b)(c)(d)	715,418	625,876
3 month U.S. LIBOR + 8.250% 11.0559% 11/1/25 (b)(c)(d)	1,100,000	907,500
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 9.3653% 9/21/27 (b)(c)(d)	86,944	78,249
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 3/9/27 (b)(c)(d)	1,763,763	1,468,562
TOTAL TELECOMMUNICATIONS		9,539,767
Textiles/Apparel - 1.0%
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.9797% 11/24/26 (b)(c)(d)	401,115	285,650
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1419% 10/7/27 (b)(c)(d)	240,722	227,482
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6511% 2/17/29 (b)(c)(d)	1,066,500	1,001,177
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.5163% 7/7/28 (b)(c)(d)	298,492	193,181
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/14/28 (b)(c)(d)	434,500	395,395
TOTAL TEXTILES/APPAREL		2,102,885
Utilities - 2.4%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.8653% 8/1/25 (b)(c)(d)	185,000	180,057
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 8/1/25 (b)(c)(d)	1,305,001	1,245,232
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 11/1/26 (b)(c)(d)	330,187	315,329
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8148% 2/15/24 (b)(c)(d)	879,926	593,009
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.5532% 1/3/29 (b)(c)(d)(e)	210,000	172,200
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 6/23/25 (b)(c)(d)	799,137	762,776
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.12% 1/21/28 (b)(c)(d)	359,589	348,352
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.3034% 3/2/27 (b)(c)(d)	854,271	811,250
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.8411% 12/31/25 (b)(c)(d)	843,191	813,005
TOTAL UTILITIES		5,241,210
TOTAL BANK LOAN OBLIGATIONS (Cost $201,617,516)		186,985,957

Nonconvertible Bonds - 4.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (g)	500,000	485,000
8% 12/15/25 (g)	55,000	55,782
TOTAL AEROSPACE		540,782
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (g)	165,000	154,963
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (g)	115,000	111,626
TOTAL AIR TRANSPORTATION		266,589
Automotive & Auto Parts - 0.8%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(g)	1,810,000	1,701,400
Broadcasting - 0.1%
Univision Communications, Inc. 6.625% 6/1/27 (g)	170,000	160,431
Cable/Satellite TV - 0.1%
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (g)	167,000	136,978
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (g)	5,000	4,388
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (g)	415,000	342,375
Trivium Packaging Finance BV 5.5% 8/15/26 (g)	145,000	129,692
TOTAL CONTAINERS		472,067
Energy - 0.1%
New Fortress Energy, Inc. 6.75% 9/15/25 (g)	75,000	71,040
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	122,500	112,088
TOTAL ENERGY		183,128
Gaming - 0.6%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (g)	875,000	724,063
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	250,000	246,538
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	300,000	277,510
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (g)	35,000	32,353
4.25% 12/1/26 (g)	50,000	45,130
TOTAL GAMING		1,325,594
Healthcare - 0.0%
Tenet Healthcare Corp. 4.625% 7/15/24	104,000	100,566
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (g)	133,000	130,046
Leisure - 0.2%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (g)(h)	145,000	141,194
9.125% 6/15/23 (g)	40,000	40,700
10.875% 6/1/23 (g)	190,000	194,275
11.625% 8/15/27 (g)	100,000	91,002
TOTAL LEISURE		467,171
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (g)	135,000	109,840
Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (g)	347,000	312,300
Aramark Services, Inc. 6.375% 5/1/25 (g)	90,000	88,200
PowerTeam Services LLC 9.033% 12/4/25 (g)	670,000	539,350
Sotheby's 7.375% 10/15/27 (g)	200,000	183,698
TOTAL SERVICES		1,123,548
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (g)	125,000	112,753
8.5% 10/30/25 (g)	260,000	227,383
TOTAL SUPER RETAIL		340,136
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (g)	150,000	138,108
Maxar Technologies, Inc. 7.75% 6/15/27 (g)	145,000	136,280
TOTAL TECHNOLOGY		274,388
Telecommunications - 1.3%
Altice Financing SA 5.75% 8/15/29 (g)	1,000,000	765,220
Altice France SA:
5.125% 1/15/29 (g)	80,000	59,019
5.125% 7/15/29 (g)	145,000	108,331
5.5% 1/15/28 (g)	1,000,000	791,890
Frontier Communications Holdings LLC 5% 5/1/28 (g)	160,000	137,312
Intelsat Jackson Holdings SA 6.5% 3/15/30 (g)	535,000	454,857
Windstream Escrow LLC 7.75% 8/15/28 (g)	500,000	414,320
TOTAL TELECOMMUNICATIONS		2,730,949
Utilities - 0.2%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 9.0429% 10/8/26 (b)(c)(e)	415,788	415,788
TOTAL NONCONVERTIBLE BONDS (Cost $11,849,086)		10,483,789

Common Stocks - 1.8%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	24,748	144,281
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	3,037	607
TOTAL CAPITAL GOODS		144,888
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,891	192,882
Lime Tree Bay Ltd. (e)(i)	153	5,161
TOTAL DIVERSIFIED FINANCIAL SERVICES		198,043
Energy - 1.1%
California Resources Corp.	20,379	783,165
California Resources Corp. warrants 10/27/24 (i)	920	9,568
Chesapeake Energy Corp. (j)	10,302	970,551
Chesapeake Energy Corp. (i)(k)	137	12,907
Denbury, Inc. (i)	7,505	647,381
EP Energy Corp. (e)(i)	3,190	26,509
TOTAL ENERGY		2,450,081
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (e)(i)	53,143	1
Restaurants - 0.2%
CEC Entertainment, Inc. (e)(i)	15,069	301,380
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	17,967	17,967
Utilities - 0.3%
TexGen Power LLC (e)	25,327	663,567
TOTAL COMMON STOCKS (Cost $2,657,132)		3,775,927

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(i) (Cost $135,375)	1,083	649,800

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
Bank of America Corp. 5.125% (b)(l)	105,000	99,631
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (b)(c)(l)	55,000	55,787
3 month U.S. LIBOR + 3.470% 6.2759% (b)(c)(l)	55,000	55,613

TOTAL PREFERRED SECURITIES (Cost $204,121)		211,031

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (e)(i) (Cost $29,756)	30,115	20,177

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (m)	12,084,515	12,086,932
Fidelity Securities Lending Cash Central Fund 3.10% (m)(n)	9,574	9,575
TOTAL MONEY MARKET FUNDS (Cost $12,096,229)		12,096,507

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $228,589,215)	214,223,188
NET OTHER ASSETS (LIABILITIES) - 1.4%	3,123,469
NET ASSETS - 100.0%	217,346,657

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $426,800 and $383,672, respectively.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,967,435 or 4.6% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,907 or 0.0% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	19,249,607	82,926,717	90,089,392	92,812	1,029	(1,029)	12,086,932	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	4,823,275	4,813,700	542	-	-	9,575	0.0%
Total	19,249,607	87,749,992	94,903,092	93,354	1,029	(1,029)	12,096,507

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1	-	-	1
Consumer Discretionary	301,380	-	-	301,380
Energy	2,450,081	2,423,572	-	26,509
Financials	847,843	-	-	847,843
Industrials	144,888	-	-	144,888
Information Technology	17,967	-	-	17,967
Utilities	663,567	-	-	663,567

Bank Loan Obligations	186,985,957	-	180,255,263	6,730,694

Corporate Bonds	10,483,789	-	10,068,001	415,788

Preferred Securities	211,031	-	211,031	-

Other	20,177	-	-	20,177

Money Market Funds	12,096,507	12,096,507	-	-
Total Investments in Securities:	214,223,188	14,520,079	190,534,295	9,168,814

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$2,517,305
Net Realized Gain (Loss) on Investment Securities	(602,627)
Net Unrealized Gain (Loss) on Investment Securities	453,451
Cost of Purchases	503,668
Proceeds of Sales	(462,305)
Amortization/Accretion	-
Transfers into Level 3	28,628
Transfers out of Level 3	-
Ending Balance	$2,438,120
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2022	$(101,350)
Bank Loan Obligations
Beginning Balance	$2,453,860
Net Realized Gain (Loss) on Investment Securities	3,910
Net Unrealized Gain (Loss) on Investment Securities	(315,657)
Cost of Purchases	4,575,292
Proceeds of Sales	(1,287,743)
Amortization/Accretion	11,529
Transfers into Level 3	1,779,122
Transfers out of Level 3	(489,619)
Ending Balance	$6,730,694
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2022	$(314,588)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value (including securities loaned of $9,421) - See accompanying schedule:	$
Unaffiliated issuers (cost $216,492,986)		$202,126,681
Fidelity Central Funds (cost $12,096,229)		12,096,507

Total Investment in Securities (cost $228,589,215)			$214,223,188
Cash			538,754
Receivable for investments sold			11,121,560
Receivable for fund shares sold			6,938
Dividends receivable			638
Interest receivable			1,301,924
Distributions receivable from Fidelity Central Funds			20,425
Receivable from investment adviser for expense reductions			4,186
Total assets			227,217,613
Liabilities
Payable for investments purchased
Regular delivery		$1,600,321
Delayed delivery		145,000
Payable for fund shares redeemed		8,101,561
Other payables and accrued expenses		14,499
Collateral on securities loaned		9,575
Total Liabilities			9,870,956
Net Assets			$217,346,657
Net Assets consist of:
Paid in capital			$261,702,112
Total accumulated earnings (loss)			(44,355,455)
Net Assets			$217,346,657
Net Asset Value , offering price and redemption price per share ($217,346,657 ÷ 24,992,018 shares)			$8.70

Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$566,521
Interest		12,146,967
Income from Fidelity Central Funds (including $542 from security lending)		93,354
Total Income		12,806,842
Expenses
Custodian fees and expenses	65,057
Independent trustees' fees and expenses	888
Interest	47
Total expenses before reductions	65,992
Expense reductions	(57,867)
Total expenses after reductions		8,125
Net Investment income (loss)		12,798,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(729,437)
Fidelity Central Funds	1,029
Total net realized gain (loss)		(728,408)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,906,799)
Fidelity Central Funds	(1,029)
Total change in net unrealized appreciation (depreciation)		(15,907,828)
Net gain (loss)		(16,636,236)
Net increase (decrease) in net assets resulting from operations		$(3,837,519)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,798,717	$11,805,173
Net realized gain (loss)	(728,408)	(4,316,117)
Change in net unrealized appreciation (depreciation)	(15,907,828)	17,326,178
Net increase (decrease) in net assets resulting from operations	(3,837,519)	24,815,234
Distributions to shareholders	(12,543,924)	(11,648,675)
Share transactions
Proceeds from sales of shares	15,841,715	41,439,460
Reinvestment of distributions	12,544,717	11,644,865
Cost of shares redeemed	(80,192,394)	(49,776,970)
Net increase (decrease) in net assets resulting from share transactions	(51,805,962)	3,307,355
Total increase (decrease) in net assets	(68,187,405)	16,473,914

Net Assets
Beginning of period	285,534,062	269,060,148
End of period	$217,346,657	$285,534,062

Other Information
Shares
Sold	1,740,167	4,514,578
Issued in reinvestment of distributions	1,387,251	1,271,508
Redeemed	(8,850,206)	(5,434,758)
Net increase (decrease)	(5,722,788)	351,328

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.30	$8.86	$9.29	$9.52	$9.49
Income from Investment Operations
Net investment income (loss) A,B	.457	.388	.463	.547	.540
Net realized and unrealized gain (loss)	(.607)	.435	(.439)	(.131)	(.001)
Total from investment operations	(.150)	.823	.024	.416	.539
Distributions from net investment income	(.450)	(.383)	(.454)	(.646)	(.509)
Total distributions	(.450)	(.383)	(.454)	(.646)	(.509)
Net asset value, end of period	$8.70	$9.30	$8.86	$9.29	$9.52
Total Return C	(1.69)%	9.44%	.37%	4.61%	5.82%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% F	-% F	.01%	.01%	.01%
Expenses net of all reductions	-% F	-% F	.01%	.01%	-% F
Net investment income (loss)	5.02%	4.24%	5.22%	5.87%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$217,347	$285,534	$269,060	$264,583	$461,203
Portfolio turnover rate G	28%	45%	37%	33%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$2,002,155	Recovery value	Recovery value	$0.0 - $1.00 / $1.00	Increase
		Indicative market price	Evaluated bid	$102.00 - $600.00 / $486.01	Increase
			Mid price	$20.00	Increase
		Book value	Book value multiple	1.0	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	7.0 - 7.5 / 7.1	Increase
			Capacity multiple ($/kW)	$225.00	Increase
		Discounted cash flow	Discount rate	13.1%	Decrease
		Black scholes	Volatility	52.5%	Increase
Corporate Bonds	$415,788	Market approach	Transaction price	$100.00	Increase
Bank Loan Obligations	$6,730,694	Market approach	Transaction price	$96.33	Increase
		Indicative market price	Evaluated bid	$81.00 - $100.00 / $94.86	Increase
		Discounted cash flow	Yield	14.4%	Decrease
Other	$20,177	Recovery value	Recovery value	$0.67	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,465,196
Gross unrealized depreciation	(17,168,238)
Net unrealized appreciation (depreciation)	$(13,703,042)
Tax Cost	$227,926,230

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$356,671
Capital loss carryforward	$(31,009,085)
Net unrealized appreciation (depreciation) on securities and other investments	$(13,703,042)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(175,510)
Long-term	(30,833,575)
Total capital loss carryforward	$(31,009,085)

The tax character of distributions paid was as follows:
	September 30, 2022	September 30, 2021
Ordinary Income	$12,543,924	$11,648,675

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	67,921,852	126,292,176

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Floating Rate High Income Fund	$13

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Floating Rate High Income Fund	Borrower	$ 5,409,000.31%		$47

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Floating Rate High Income Fund	-	606,056	492,286

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Floating Rate High Income Fund	$52	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $57,400.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $467.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Series Floating Rate High Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2018
Trustee
Mr. Smith also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity ® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022

Fidelity® Series Floating Rate High Income Fund	-%- D
Actual		$ 1,000	$ 972.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $11,712,144 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through January 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.   The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.924290.110
SFR-ANN-1122

Item 2.

Code of Ethics

As of the end of the period, September 30, 2022, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$66,000	$-	$9,100	$1,500

September 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$64,300	$-	$8,800	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2022A	September 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2022A	September 30, 2021A
Deloitte Entities	$468,200	$531,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2022